MERGER RELATED EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
MERGER RELATED EXPENSE
Schedule of merger related expense
	For the Year Ended December 31,
	2012	2013
Merger related expense	—	(1,976)